Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 702		$ 702
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	2,048		2,048
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	703	$ 545	803	$ 545
Change in fair value included in earnings	(19)	(76)	(94)	(130)
Change in fair value included in other comprehensive income	(30)	28	(61)	30
Purchases/Issuances	411	221	768	499
Sales	(330)	(229)	(683)	(401)
Transfers into Level 3	37	90	71	164
Transfers out of Level 3	(67)	(44)	(99)	(172)
Assets at end of period	705	535	705	535
Change in unrealized gains (losses) recorded in income for instruments still held	20	(48)	19	(85)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	703	540	803	538
Change in fair value included in earnings	(19)	(76)	(94)	(130)
Change in fair value included in other comprehensive income	(30)	28	(61)	30
Purchases/Issuances	408	176	765	449
Sales	(330)	(224)	(683)	(389)
Transfers into Level 3	37	87	71	161
Transfers out of Level 3	(67)	(44)	(99)	(172)
Assets at end of period	702	487	702	487
Change in unrealized gains (losses) recorded in income for instruments still held	20	(47)	19	(84)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5		7
Purchases/Issuances	3	45	3	50
Sales		(5)		(12)
Transfers into Level 3	0	3		3
Assets at end of period	3	48	3	48
Change in unrealized gains (losses) recorded in income for instruments still held		(1)		(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,957	1,911	1,903	1,984
Change in fair value included in earnings	38	(8)	59	(4)
Change in fair value included in other comprehensive income	(52)	72	(101)	80
Purchases/Issuances	165	108	278	186
Sales	(60)	(21)	(87)	(185)
Maturities/Settlement			(4)
Transfers into Level 3				1
Assets at end of period	2,048	2,062	2,048	2,062
Change in unrealized gains (losses) recorded in income for instruments still held	66	(9)	113	5
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,957	1,911	1,903	1,984
Change in fair value included in earnings	38	(8)	59	(4)
Change in fair value included in other comprehensive income	(52)	72	(101)	80
Purchases/Issuances	165	108	278	186
Sales	(60)	(21)	(87)	(185)
Maturities/Settlement			(4)
Transfers into Level 3				1
Assets at end of period	2,048	2,062	2,048	2,062
Change in unrealized gains (losses) recorded in income for instruments still held	66	(9)	113	5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	99	82	94	82
Purchases/Issuances	2	2	7	2
Assets at end of period	101	84	101	84
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	98	81	93	81
Purchases/Issuances	2	2	7	2
Assets at end of period	100	83	100	83
Financial assets at fair value through other comprehensive income, category [member] | U.S. states, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3,202	1,561	1,945	1,736
Change in fair value included in earnings		(3)		(3)
Change in fair value included in other comprehensive income	(125)	79	(195)	88
Purchases/Issuances	211	860	1,699	940
Maturities/Settlement	(447)	(469)	(608)	(733)
Assets at end of period	2,841	2,028	2,841	2,028
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	1	4	1
Transfers into Level 3		3		3
Liabilities at end of period	4	4	4	4
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	1	4	1
Transfers into Level 3		3		3
Liabilities at end of period	$ 4	$ 4	$ 4	$ 4